CORPORATE INFORMATION AND DEFINED TERMS (Details)	2 Months Ended
Dec. 31, 2023
Grown Rogue International Inc [Member]
IfrsStatementLineItems [Line Items]
Company	Grown Rogue International Inc.
Ownership	100% owner of GR Unlimited
Defined term	The “Company”
Grown Rogue Unlimited L L C [Member]
IfrsStatementLineItems [Line Items]
Company	Grown Rogue Unlimited, LLC
Ownership	100% by the Company
Defined term	“GR Unlimited”
Grown Rogue Gardens L L C [Member]
IfrsStatementLineItems [Line Items]
Company	Grown Rogue Gardens, LLC
Ownership	100% by GR Unlimited
Defined term	“GR Gardens”
G R U Properties L L C [Member]
IfrsStatementLineItems [Line Items]
Company	GRU Properties, LLC
Ownership	100% by GR Unlimited
Defined term	“GRU Properties”
G R I P L L C [Member]
IfrsStatementLineItems [Line Items]
Company	GRIP, LLC
Ownership	100% by GR Unlimited
Defined term	“GRIP”
Grown Rogue Distribution L L C [Member]
IfrsStatementLineItems [Line Items]
Company	Grown Rogue Distribution, LLC
Ownership	100% by GR Unlimited
Defined term	“GR Distribution”
G R Michigan L L C [Member]
IfrsStatementLineItems [Line Items]
Company	GR Michigan, LLC
Ownership	87% by GR Unlimited
Defined term	“GR Michigan”
Canopy Management L L C [Member]
IfrsStatementLineItems [Line Items]
Company	Canopy Management, LLC
Ownership	87% by GR Unlimited
Defined term	“Canopy”
Golden Harvests L L C [Member]
IfrsStatementLineItems [Line Items]
Company	Golden Harvests LLC
Ownership	60% by Canopy
Defined term	“Golden Harvests”